FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of recurring basis to determine the fair value of the liability

	Fair value measured as of June 30, 2024
	Fair value on June 30, 2024	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$23,861	$–	$–	$23,861
Derivative Liability	18,601	–	–	18,601
Total Fair value	$42,462	$–	$–	$42,462

Schedule of liabilities measures at fair value

	Warrant Liability	Derivative Liability	Total
Balance – December 31, 2023	$289,165	$121,326	$410,491
Exchange and Payoff of Notes Payable	–	(44,988)	(44,988)
Change in fair value	(265,304)	(57,737)	(323,041)
Balance – June 30, 2024	$23,861	$18,601	$42,462

Schedule of assumptions

	As of Dec 31, 2023	As of June 30, 2024
	Warrant Liability	Warrant Liability
Strike Price	$4.32	$0.29
Contractual term (years)	5.0	5.0
Volatility (annual)	80.0%	80.0%
Risk-free rate	3.89%	4.39-4.44%
Floor Financing price	$2.24	$0.14